Lease commitments - Summary of lease receivables (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	$ 15,340	$ 14,359
Unearned finance income	(1,691)	(1,665)
Present value	13,649	12,694
No later than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	3,523	3,248
Unearned finance income	(326)	(330)
Present value	3,197	2,918
Later than one year and no later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	7,033	6,563
Unearned finance income	(696)	(702)
Present value	6,337	5,861
Later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	4,784	4,548
Unearned finance income	(669)	(633)
Present value	$ 4,115	$ 3,915